Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 04, 2024
Entity Registrant Name	CAMBRIA ETF TRUST
Entity Central Index Key	0001529390
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 04, 2024
Document Effective Date	Jan. 04, 2024
Prospectus Date	Jan. 04, 2024
Cambria Micro and SmallCap Shareholder Yield ETF | Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus:
Trading Symbol	MYLD
Cambria Tactical Yield ETF | Cambria Tactical Yield ETF
Prospectus:
Trading Symbol	TYLD